Prepaid Expenses and Other Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Restricted escrow deposits	$ 101,814	$ 138
Accounts receivable	14,595	2,471
Straight line rent receivable	19,009	3,738
Prepaid expenses	43,799	856
Other assets	8,713	4,781
Prepaid expenses and other assets	$ 187,930	$ 11,984